Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Other current liabilities	$ 2,204	$ 1,687
Other long term liabilities	2,208	2,634
Total lease liabilities	$ 4,412	$ 4,321